PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	As of December 31,
	2 0 2 4	2 0 2 3
Cost:
Electronic equipment	66,304	72,116
Office furniture and equipment	6,105	6,322
Leasehold improvements	41,135	39,875
Land and building	26,683	11,673
	140,227	129,986

Accumulated depreciation:
Electronic equipment	41,280	49,765
Office furniture and equipment	4,461	3,548
Leasehold improvements	12,701	9,799
Land and building	39	-
	58,481	63,112
Net book value	81,746	66,874